UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Treasury shares	Additional paid in capital	Accumulated deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholder's equity at end of period		$ 5,411	$ 0	$ 1,190,049	$ (356,195)
Number of shares outstanding at the beginning of period (in shares) at Dec. 31, 2019		54,110,584
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		0
Treasury shares purchased (in shares)		0
Number of shares outstanding at the end of period (in shares) at Jun. 30, 2020		54,110,584
Stockholders' equity at beginning of period at Dec. 31, 2019		$ 5,411	0	1,190,049	(356,195)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		0		0
Treasury shares purchased at cost			0
Stock option expense				137
Net income/(loss)	$ (21,534)				(21,534)
Dividends paid					(5,410)
Stockholder's equity at end of period	812,458	5,411	0	1,190,186	(383,139)
Stockholder's equity at end of period	835,175	$ 5,411	(1,661)	1,190,333	(358,908)
Number of shares outstanding at the beginning of period (in shares) at Dec. 31, 2020		53,907,787
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		0
Treasury shares purchased (in shares)		(624,547)
Number of shares outstanding at the end of period (in shares) at Jun. 30, 2021		53,283,240
Stockholders' equity at beginning of period at Dec. 31, 2020	835,175	$ 5,411	(1,661)	1,190,333	(358,908)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		0		0
Treasury shares purchased at cost			(5,636)
Stock option expense				(82)
Net income/(loss)	59,969				59,969
Dividends paid					(37,401)
Stockholder's equity at end of period	$ 852,025	$ 5,411	$ (7,297)	$ 1,190,251	$ (336,340)